INVESTMENTS, Balance of Investments, by Maturity Groupings (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	S/ 36,570,436	S/ 30,389,281
Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	9,968,400	10,227,027
Up to 3 Months [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	5,297,064	8,246,819
Up to 3 Months [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	102,203	191,098
From 3 Months to 1 Year [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	7,778,579	2,599,972
From 3 Months to 1 Year [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	1,309,800	343,670
From 1 to 3 Years [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	5,409,142	4,088,478
From 1 to 3 Years [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	733,057	1,456,530
From 3 to 5 Years [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	5,378,056	4,374,806
From 3 to 5 Years [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	1,193,767	459,604
More than 5 Years [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	12,372,792	10,742,851
More than 5 Years [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	6,629,573	7,776,125
Without Maturity [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	334,803	336,355
Without Maturity [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	S/ 0	S/ 0